Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
HK statutory income tax rate	16.50%	16.50%	16.50%
HK
Effective Income Tax Rate Reconciliation [Line Items]
HK statutory income tax rate	16.50%
Preferential income tax rate	8.25%
Assessable profits threshold for preferential income tax rate	$ 2.0